Financial Instruments - Summary of Fair Values of Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Cost [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	$ 5,409	$ 3,584
Financial assets not measured at fair value(Amortised cost)	99	99
Financial liabilities measured at fair value	14,875	14,921
Liabilities carried at amortized cost (Other financial liabilities)	188,309	1,031
Cost [Member] | Other Liabilities Related to Business Combination [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities measured at fair value	14,875	14,921
Cost [Member] | Convertible notes [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost (Other financial liabilities)	187,574
Cost [Member] | Secured bank loans [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost (Other financial liabilities)	735	1,031
Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	5,409	3,584
Financial assets not measured at fair value(Amortised cost)	99	99
Financial liabilities measured at fair value	14,875	14,921
Liabilities carried at amortized cost (Other financial liabilities)	188,309	1,031
Fair value [Member] | Other Liabilities Related to Business Combination [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities measured at fair value	14,875	14,921
Fair value [Member] | Convertible notes [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost (Other financial liabilities)	187,574
Fair value [Member] | Secured bank loans [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost (Other financial liabilities)	735	1,031
Other Investments- Equity Securities [Member] | Cost [Member] | FVOCI [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	5,409	3,584
Other Investments- Equity Securities [Member] | Fair value [Member] | FVOCI [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	5,409	3,584
Other investments - other securities [Member] | Cost [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	99	99
Other investments - other securities [Member] | Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	$ 99	$ 99